Interim Condensed Consolidated Statements of Loss and Other Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Products	$ 3,871	$ 2,343
Services	49,514	32,616
Revenue	53,385	34,959
Cost of revenues:
Products	3,497	1,933
Services	41,688	26,834
Cost of revenues	45,185	28,767
Gross profit	8,200	6,192
Research and development expenses	2,632	2,500
Sales and marketing expenses	1,868	2,240
General and administrative expenses	8,274	5,057
Net change in fair value of financial assets at fair value through profit or loss	3,978	813
Equity losses	1,238	1,910
Operating loss	(9,790)	(6,328)
Gain from initial recognition of assets and liabilities upon consolidation of Gix Internet		(2,300)
Loss from sale of investments		(68)
Other income	(154)	(176)
Changes in fair value of warrants issued to investors	(238)	99
Changes in fair value of warrants issued to third party investors by a consolidated subsidiary	(1,017)	63
Financial loss, net	978	793
Loss before taxes on income	(9,359)	(4,739)
Tax expenses	(177)	(9)
Net loss for the period	(9,536)	(4,748)
Items that may be reclassified to profit or loss
Share of other comprehensive income (loss) of consolidated subsidiaries and associates accounted for using the equity method	306	(961)
Other comprehensive income (loss) for the period	306	(961)
Total comprehensive loss for the period	(9,230)	(5,709)
Net loss for the period is attributable to:
Owners of Medigus	(8,200)	(3,590)
Non-controlling interests	(1,336)	(1,158)
Net profit (loss) for the year	(9,536)	(4,748)
Total comprehensive loss for the period is attributable to:
Owners of Medigus	(8,061)	(4,275)
Non-controlling interests	(1,169)	(1,434)
TOTAL COMREHENSIVE LOSS FOR THE YEAR	$ (9,230)	$ (5,709)
Loss per ordinary share, Basic (in Dollars per share)	$ (0.33)	$ (0.15)
Loss per ordinary share, Diluted (in Dollars per share)	$ (0.33)	$ (0.15)
Weighted average ordinary shares outstanding, Basic (in Shares)	24,490	24,109
Weighted average ordinary shares outstanding, Diluted (in Shares)	24,490	24,109